FAIR VALUE MEASUREMENT - Summary of assets measured at fair value on a recurring basis (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment		¥ 2,199,372	¥ 6,727,493
Available-for-sale debt investments-Long term investment	[1]	0	525,373
Available-for-sale debt investments
Unrealized gains			4,716
Unrealized loss		4,258
Available-for-sale Investments [Member]
Available-for-sale debt investments
Original cost		2,203,630	7,248,150
Unrealized gains		0	4,716
Unrealized loss		4,258	0
Provision for decline in value		0	0
Available-for-sale debt investments-Total		2,199,372	7,252,866
Available-for-sale Investments [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment		2,199,372	6,727,493
Available-for-sale debt investments
Original cost		2,203,630	6,726,150
Unrealized gains		0	1,343
Unrealized loss		4,258	0
Provision for decline in value		0	0
Available-for-sale Investments [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment		0	525,373
Available-for-sale debt investments
Debt Securities, Available-for-sale, Amortized Cost, Noncurrent		0	522,000
Unrealized gains		0	3,373
Unrealized loss		0	0
Provision for decline in value		0	0
Available-for-sale Investments [Member] | Fair Value, Recurring [Member]
Available-for-sale debt investments
Available-for-sale debt investments-Total		2,199,372	7,252,866
Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment		2,199,372	6,727,493
Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment		0	525,373
Quoted Prices in Active Market for Identical Assets [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member]
Available-for-sale debt investments
Available-for-sale debt investments-Total		0	104,259
Quoted Prices in Active Market for Identical Assets [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment		0	104,259
Quoted Prices in Active Market for Identical Assets [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment		0	0
Significant Other Observable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member]
Available-for-sale debt investments
Available-for-sale debt investments-Total		2,199,372	7,148,607
Significant Other Observable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment		2,199,372	6,623,234
Significant Other Observable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment		0	525,373
Significant Unobservable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member]
Available-for-sale debt investments
Available-for-sale debt investments-Total		0	0
Significant Unobservable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment		0	0
Significant Unobservable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment		¥ 0	¥ 0

[1]	The Group did not hold any long-term available-for-sale debt investments as of December 31, 2021.